Warrants (Details 1)	12 Months Ended
Oct. 31, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants Outstanding | shares	33,510,696
Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.28
Remaining Contractual Life (Years)	4 months 2 days
Warrants [Member] | Exercise Price 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.20
Warrants Outstanding | shares	8,200,000
Remaining Contractual Life (Years)	3 months 7 days
Expiry Date	Feb. 05, 2023
Warrants [Member] | Exercise Price 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.30
Warrants Outstanding | shares	23,162,579
Remaining Contractual Life (Years)	4 months 2 days
Expiry Date	Mar. 05, 2023
Warrants [Member] | Exercise Price 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.44
Warrants Outstanding | shares	2,148,117
Remaining Contractual Life (Years)	7 months 28 days
Expiry Date	Jun. 28, 2023
Agent Warrants [Member] | Exercise Price 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.225
Warrants Outstanding | shares	1,241,258
Remaining Contractual Life (Years)	3 months 29 days
Expiry Date	Mar. 05, 2023